OTHER NOTES TO THE ACCOUNTS - Related Party Transactions (Details) - Executive officers (including Non-Executive Directors) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 18	$ 15	$ 15
Share-based payments expense	10	7	7
Pension and post-employment benefit entitlements	2	1	1
Other benefits		3
Total remunerations	$ 30	$ 26	$ 23